Loans, financing, debentures and hedge derivative financial instruments - Summary of Principal Maturity Schedule (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Long term debt	R$ 13,511,592	R$ 14,120,272
From 1 to 2 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	3,092,734	2,702,626
From 2 to 3 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	774,904	3,091,641
From 3 to 4 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	270,401	784,778
From 4 to 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	3,056,499	231,271
More than 5 years [Member]
Disclosure of detailed information about borrowings [line items]
Long term debt	R$ 6,317,054	R$ 7,309,956